Financial instruments (Details 4) (Recurring basis, CHF) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,204	1,196
Transfers in, assets	0	0
Transfers out, assets	0	(9)
Purchases, assets	0	0
Sales, assets	0	0
Issuances, assets	0	56
Settlements, assets	0	(46)
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	(25)	(9)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	7	(122)
Balance at end of period, assets	1,186	1,066
Securities received as collateral
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	193
Transfers in, assets	0
Transfers out, assets	(195)
Purchases, assets	0
Sales, assets	0
Issuances, assets	0
Settlements, assets	0
Gain (loss) on transfers in/out included in trading revenues, assets	0
Gain (loss) on all other activity included in trading revenues, assets	0
Gain (loss) on transfers in/out included in other revenues, assets	0
Gain (loss) on all other activity included in other revenues, assets	0
Foreign currency translation impact, assets	2
Balance at end of period, assets	0
Trading assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	22,191	22,246
Transfers in, assets	2,578	3,048
Transfers out, assets	(2,759)	(3,106)
Purchases, assets	4,775	7,389
Sales, assets	(6,884)	(7,900)
Issuances, assets	701	319
Settlements, assets	(1,656)	(841)
Gain (loss) on transfers in/out included in trading revenues, assets	115	95
Gain (loss) on all other activity included in trading revenues, assets	47	968
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	39
Foreign currency translation impact, assets	81	(2,323)
Balance at end of period, assets	19,189	19,934
Trading assets | Debt securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	9,941	10,887
Transfers in, assets	1,269	1,450
Transfers out, assets	(1,477)	(1,512)
Purchases, assets	3,338	5,293
Sales, assets	(5,310)	(6,237)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	28	98
Gain (loss) on all other activity included in trading revenues, assets	34	442
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	1
Foreign currency translation impact, assets	24	(1,153)
Balance at end of period, assets	7,847	9,269
Trading assets | Debt securities | Corporate debt securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	5,076	3,805
Transfers in, assets	479	378
Transfers out, assets	(665)	(205)
Purchases, assets	2,268	2,182
Sales, assets	(3,323)	(1,853)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	35	46
Gain (loss) on all other activity included in trading revenues, assets	232	33
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	1
Foreign currency translation impact, assets	23	(550)
Balance at end of period, assets	4,125	3,837
Trading assets | Debt securities | RMBS
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,786	3,265
Transfers in, assets	517	792
Transfers out, assets	(545)	(769)
Purchases, assets	477	2,187
Sales, assets	(999)	(2,830)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	(11)	35
Gain (loss) on all other activity included in trading revenues, assets	26	215
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	2	(298)
Balance at end of period, assets	1,253	2,597
Trading assets | Debt securities | CMBS
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,517	1,862
Transfers in, assets	111	68
Transfers out, assets	(154)	(159)
Purchases, assets	206	324
Sales, assets	(142)	(601)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	(5)	4
Gain (loss) on all other activity included in trading revenues, assets	(170)	64
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	1	(122)
Balance at end of period, assets	1,364	1,440
Trading assets | Debt securities | Collateralized debt obligations
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	727	1,134
Transfers in, assets	136	175
Transfers out, assets	(44)	(343)
Purchases, assets	300	305
Sales, assets	(485)	(616)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	1	12
Gain (loss) on all other activity included in trading revenues, assets	17	134
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	2	(102)
Balance at end of period, assets	654	699
Trading assets | Equity securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	467	623
Transfers in, assets	287	204
Transfers out, assets	(39)	(355)
Purchases, assets	198	523
Sales, assets	(446)	(424)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	16	40
Gain (loss) on all other activity included in trading revenues, assets	(52)	32
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	38
Foreign currency translation impact, assets	(2)	(67)
Balance at end of period, assets	429	614
Trading assets | Derivative instruments
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	9,588	8,720
Transfers in, assets	912	1,289
Transfers out, assets	(1,128)	(1,040)
Purchases, assets	0	0
Sales, assets	0	0
Issuances, assets	701	319
Settlements, assets	(1,656)	(805)
Gain (loss) on transfers in/out included in trading revenues, assets	73	(51)
Gain (loss) on all other activity included in trading revenues, assets	54	474
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	42	(878)
Balance at end of period, assets	8,586	8,028
Trading assets | Derivative instruments | Interest rate derivatives
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	2,547	2,071
Transfers in, assets	55	60
Transfers out, assets	(247)	(122)
Purchases, assets	0	0
Sales, assets	0	0
Issuances, assets	152	112
Settlements, assets	(369)	(241)
Gain (loss) on transfers in/out included in trading revenues, assets	11	(9)
Gain (loss) on all other activity included in trading revenues, assets	34	(171)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	12	(186)
Balance at end of period, assets	2,195	1,514
Trading assets | Derivative instruments | Equity/index-related derivatives
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	2,732	2,298
Transfers in, assets	396	109
Transfers out, assets	(459)	(153)
Purchases, assets	0	0
Sales, assets	0	0
Issuances, assets	259	110
Settlements, assets	(616)	(13)
Gain (loss) on transfers in/out included in trading revenues, assets	57	24
Gain (loss) on all other activity included in trading revenues, assets	(129)	171
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	7	(253)
Balance at end of period, assets	2,247	2,293
Trading assets | Derivative instruments | Credit derivatives
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	2,172	2,724
Transfers in, assets	455	845
Transfers out, assets	(328)	(717)
Purchases, assets	0	0
Sales, assets	0	0
Issuances, assets	145	21
Settlements, assets	(385)	(382)
Gain (loss) on transfers in/out included in trading revenues, assets	0	(65)
Gain (loss) on all other activity included in trading revenues, assets	22	222
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	10	(258)
Balance at end of period, assets	2,091	2,390
Trading assets | Other.
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	2,195	2,016
Transfers in, assets	110	105
Transfers out, assets	(115)	(199)
Purchases, assets	1,239	1,573
Sales, assets	(1,128)	(1,239)
Issuances, assets	0	0
Settlements, assets	0	(36)
Gain (loss) on transfers in/out included in trading revenues, assets	(2)	8
Gain (loss) on all other activity included in trading revenues, assets	11	20
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	17	(225)
Balance at end of period, assets	2,327	2,023
Investment securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	102	79
Transfers in, assets	0	2
Transfers out, assets	0	0
Purchases, assets	0	50
Sales, assets	(7)	(11)
Issuances, assets	0	0
Settlements, assets	0	(4)
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	0	0
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(3)	(8)
Balance at end of period, assets	92	108
Other investments
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	8,867	11,189
Transfers in, assets	4	23
Transfers out, assets	(48)	(66)
Purchases, assets	425	685
Sales, assets	(726)	(1,961)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	26	91
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	397	891
Foreign currency translation impact, assets	56	(1,036)
Balance at end of period, assets	9,001	9,816
Other investments | Private Equity
Assets measured at fair value on a recurring basis for level 3
Balance at end of period, assets	4,286
Other investments | Hedge funds
Assets measured at fair value on a recurring basis for level 3
Balance at end of period, assets	274
Other investments | Other equity investments
Assets measured at fair value on a recurring basis for level 3
Balance at end of period, assets	2,519
Other investments | Other equity investments - of which private
Assets measured at fair value on a recurring basis for level 3
Balance at end of period, assets	2,519
Other investments | Life finance instruments
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,968	1,843
Transfers in, assets	0	0
Transfers out, assets	0	0
Purchases, assets	70	59
Sales, assets	(154)	(90)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	25	56
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	13	(190)
Balance at end of period, assets	1,922	1,678
Other investments | Equity securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	6,899	9,346
Transfers in, assets	4	23
Transfers out, assets	(48)	(66)
Purchases, assets	355	626
Sales, assets	(572)	(1,871)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	1	35
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	397	891
Foreign currency translation impact, assets	43	(846)
Balance at end of period, assets	7,079	8,138
Loans
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	6,842	6,256
Transfers in, assets	220	915
Transfers out, assets	(97)	(935)
Purchases, assets	327	1,050
Sales, assets	(712)	(454)
Issuances, assets	1,779	1,163
Settlements, assets	(1,803)	(1,748)
Gain (loss) on transfers in/out included in trading revenues, assets	5	21
Gain (loss) on all other activity included in trading revenues, assets	(186)	190
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	25	(655)
Balance at end of period, assets	6,400	5,803
Loans - of which commercial and industrial
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	4,559	3,559
Transfers in, assets	114	912
Transfers out, assets	(97)	(564)
Purchases, assets	92	170
Sales, assets	(353)	(269)
Issuances, assets	1,095	975
Settlements, assets	(1,459)	(1,192)
Gain (loss) on transfers in/out included in trading revenues, assets	5	5
Gain (loss) on all other activity included in trading revenues, assets	12	96
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	10	(343)
Balance at end of period, assets	3,978	3,349
Loans - of which financial institutions
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	2,179	2,195
Transfers in, assets	76	3
Transfers out, assets	0	(127)
Purchases, assets	227	876
Sales, assets	(345)	(80)
Issuances, assets	496	189
Settlements, assets	(329)	(370)
Gain (loss) on transfers in/out included in trading revenues, assets	0	(1)
Gain (loss) on all other activity included in trading revenues, assets	(221)	42
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	10	(280)
Balance at end of period, assets	2,093	2,447
Other intangible assets.
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	70	66
Transfers in, assets	0	0
Transfers out, assets	0	0
Purchases, assets	2	0
Sales, assets	0	0
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	0	0
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	(9)	(10)
Foreign currency translation impact, assets	0	(6)
Balance at end of period, assets	63	50
Other assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	7,469	9,253
Transfers in, assets	1,180	2,965
Transfers out, assets	(1,593)	(4,591)
Purchases, assets	1,513	3,185
Sales, assets	(1,744)	(2,874)
Issuances, assets	101	1,186
Settlements, assets	(664)	(839)
Gain (loss) on transfers in/out included in trading revenues, assets	54	89
Gain (loss) on all other activity included in trading revenues, assets	318	374
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	(1)
Foreign currency translation impact, assets	1	(1,000)
Balance at end of period, assets	6,635	7,747
Other assets - of which loans held-for-sale
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	6,901	8,933
Transfers in, assets	1,155	2,963
Transfers out, assets	(1,592)	(4,588)
Purchases, assets	1,465	2,991
Sales, assets	(1,662)	(2,861)
Issuances, assets	101	1,185
Settlements, assets	(665)	(833)
Gain (loss) on transfers in/out included in trading revenues, assets	53	89
Gain (loss) on all other activity included in trading revenues, assets	286	349
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	10	(953)
Balance at end of period, assets	6,052	7,275
Other assets - of which loans held-for-sale | RMBS
Assets measured at fair value on a recurring basis for level 3
Gain (loss) on all other activity included in trading revenues, assets	170
Assets.
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	46,938	50,285
Transfers in, assets	3,982	6,953
Transfers out, assets	(4,692)	(8,707)
Purchases, assets	7,042	12,359
Sales, assets	(10,073)	(13,200)
Issuances, assets	2,581	2,724
Settlements, assets	(4,123)	(3,478)
Gain (loss) on transfers in/out included in trading revenues, assets	174	205
Gain (loss) on all other activity included in trading revenues, assets	180	1,614
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	388	919
Foreign currency translation impact, assets	169	(5,150)
Balance at end of period, assets	42,566	44,524